Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating lease Future Minimum Lease Payments	As of June 30, 2023, future minimum lease payments under non-cancelable operating lease agreement are as follows:
Twelve Months ended June 30,	Lease expense
2024	$144,803
2025	93,757
Total	238,560